Financial Risk Management - Schedule of Company's Debt to Equity Ratio (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Total liabilities	₩ 113,914	₩ 80,685
Total equity	₩ 330,180	₩ 246,841	₩ 177,348	₩ 115,766
Debt ratio	35.00%	33.00%